Common Stock Options (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Common Stock Options Details 2
Stock based compensation expense	$ 12,951	$ 18,879	$ 287,238	$ 39,542	$ 59,122	$ 59,860